Fair value measurement	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Fair value measurement

33.	Fair value measurement
Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2019:

		Fair value measurement using
	Date of valuation		Quoted prices in active markets	Significant observable inputs
		Total	(Level 1)	(Level 2)
		RMB’000	RMB’000	RMB’000

Assets measured at fair value
Quoted equity securities:
Quoted equity shares – TCL (Note 1 4 )	December 31, 2019	9,235	9,235	—
Debt instruments (ii) :
Bills receivable (Note 1 5 )	December 31, 2019	7,005,234	—	7,005,234

Liabilities measured at fair value
Derivative financial liabilities:
Foreign exchange forward contract – USD (i) (Note 26(a))	December 31, 2019	999	—	999

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2020:

		Fair value measurement using
	Date of valuation			Quoted prices in active markets	Significant observable inputs
		Total	Total	(Level 1)	(Level 2)
		US$’000	RMB’000	RMB’000	RMB’000

Assets measured at fair value
Quoted equity securities:

Quoted equity shares – TCL (Note 1 4 )	December 31, 2020	967	6,258	6,258	—
Debt financial assets (ii) :
Bills receivable (Note 1 5 )	December 31, 2020	1,204,293	7,793,343	—	7,793,343

Note:

(i)
Forward currency contracts are valued using a valuation technique with market observable inputs. The most frequently applied valuation techniques include forward pricing, using present value calculations. The models incorporate various inputs including the foreign exchange spot and forward rates.

(ii)	The fair value of the Group’s debt financial assets is measured based on quoted market interest rates of similar instruments.
There have been no transfers between Level 1 and Level 2 during 2020 and 2019.